Assumptions Used to Determine Net Periodic Pension Costs at KII, AVX and TA (Detail) (Foreign)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Lower Limit
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	4.80%	5.60%	5.50%
Rate of increase in compensation levels (%)	2.00%	2.50%	3.90%
Expected long-term rate of return on plan assets (%)	6.50%	6.50%	6.60%
Upper Limit
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	6.00%	7.30%	6.50%
Rate of increase in compensation levels (%)	4.25%	4.00%	4.50%
Expected long-term rate of return on plan assets (%)	8.50%	8.50%	8.50%